Organization and plan of business operations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and plan of business operations [Abstract]
Organization and plan of business operations

1. Organization and plan of business operations

Cazador Acquisition Corporation Ltd. (the "Company") is a recently organized blank check company incorporated as a Cayman Islands exempted company for the purpose of effecting a merger, share capital exchange, asset acquisition, share purchase, reorganization or similar business combination (the "Business Combination"). The Company is partially owned by Cazador Sub Holdings Ltd. (the "Sponsor"), a company incorporated as a Cayman Islands exempted company, whose ultimate owner is Arco Group LLC, a Puerto Rico limited liability company.

The Company is considered to be in the development stage and is subject to the risks associated with activities of development stage companies.

At June 30, 2012, the Company had not commenced any operations. All activity from April 20, 2010 (inception) through June 30, 2012 relates to the Company's formation, the initial public offering ("Offering") described below and the active solicitation, investigation and analysis of an acquisition target for an initial business combination.

The registration statement for the initial public offering was declared effective October 7, 2010. The Company consummated the Offering on October 14, 2010 and received net proceeds of $40.0 million, before deducting underwriting compensation of $900,000 and $100 for the purchase of 200,000 warrants by the underwriter.

On the same date, the Company consummated the closing of an additional 600,000 units pursuant to the exercise of the underwriters' over-allotment option as part of the Offering and received net proceeds of $6.0 million before deducting underwriting compensation of $135,000.

Total gross proceeds to the Company from the 4,600,000 units sold in the Offering (including the 600,000 units sold pursuant to the over-allotment option) were $46.0 million and approximately $2.2 million from the private placement sale of sponsor warrants described below.

The Sponsor purchased 4,340,000 warrants at a price of $0.50 per warrant (approximately $2.2 million in the aggregate) (the "Sponsor Warrants") immediately prior to the consummation of the Offering. The Sponsor's Warrants were purchased separately and not in combination with ordinary shares or in the form of units.

The Sponsor's Warrants are identical to the warrants included in the units sold in the Offering, except that the Sponsor's Warrants (i) are non-redeemable, so long as they are held by any of the Sponsor or its permitted transferees, (ii) are exercisable on a cashless basis at the election of the holder, so long as they are held by the Sponsor or its permitted transferees, and (iii) are not transferable or saleable by the Sponsor or any of the Sponsor's beneficial owners (except to permitted transferees) until six months after the consummation of the Business Combination. In addition, each of the shareholders of the Sponsor agreed not to transfer their respective ownership interests or take any steps to cause the Sponsor to issue new ownership interests in such entities to anyone other than a permitted transferee. The Sponsor's Warrants are not exercisable and will be held in the escrow account while they are subject to such transfer restrictions.

In addition, commencing after the consummation of the Company's Business Combination, the holders of the Sponsor's Warrants and the underlying ordinary shares and their permitted transferees are entitled to registration rights under an agreement signed on the date of the prospectus.

The Company's management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward the consummation of the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination. The Company's management has complete discretion in identifying and electing the target business. The Company anticipates that the initial business combination must occur with one or more target businesses that collectively have a fair market value of at least 80% of the initial amount held in the trust account plus any amounts previously distributed to shareholders who have exercised their shareholder redemption rights. If the Company acquires less than 100% of one or more target businesses, the aggregate fair market value of the portion or portions the Company acquires must equal at least 80% of the amount held in the trust account. In no event, however, will the Company acquire less than a controlling interest of a target business (that is, more than 50% of the voting equity interests of the target business), although after the consummation of the Business Combination public shareholders may own less than a majority of the voting securities of the combined businesses.

The Company's efforts in identifying prospective target businesses are not limited to a particular industry. Instead, the Company focuses on various industries and target businesses in emerging markets in Central and Eastern Europe, Latin America and Asia that provide numerous opportunities for growth. However, the Company may pursue opportunities in other geographical areas.

The purchase price of the Sponsor's Warrants was added to the proceeds from the Offering that are held in a trust account ("Trust Account") pending the completion of the Business Combination. If the Company does not complete a Business Combination that meets the criteria described before and is forced to liquidate, then the approximately $2.2 million purchase price of the Sponsor's Warrants will become part of the distribution to the public shareholders and the Sponsor's Warrants will expire worthless. Management agreed that at least $10.00 per unit sold in the initial public offering (or $46.0 million) would be held in the Trust Account and invested in United States "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 having a maturity of 180 days or less or in a money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940 until the earlier of (i) the consummation of its first Business Combination or (ii) liquidation of the Company. The placing of funds in the Trust Account may not protect those funds from third party claims against the Company.

The Company seeks to have all third parties (other than the Company's independent accountants, but including vendors, which means entities that provide goods and services to the Company) or other entities the Company engages after the Offering, prospective target businesses and providers of financing, if any, enter into agreements with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account. There is no guarantee that vendors, prospective target businesses or other entities will execute such waivers or, even if they execute such waivers, that they would be prevented from bringing claims against the Trust Account, including but not limited to fraudulent inducement, breach of fiduciary responsibility and other similar claims, as well as claims challenging the enforceability of the waiver. Further, the Company could be subject to claims from parties not in contract with it who have not executed a waiver, such as a third party claiming tortuous interference as a result of the Company's efforts to consummate the Business Combination.

The Sponsor and Arco Capital Management LLC ("ACM"), an affiliated company, have agreed that they will be liable jointly and severally, by means of direct payment to the Trust Account, to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company whom have not executed the waiver. However, the agreement entered into by the Sponsor specifically provides for two exceptions to this indemnity: there will be no liability (1) as to any claimed amounts owed to a third party who executed a legally enforceable waiver or (2) as to any claims under the indemnity of the underwriters of the Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or the Securities Act. Based upon representations from the Company's Sponsor that it has sufficient funds available to satisfy this indemnification obligation to the Company, management believes that the Sponsor will be able to satisfy any indemnifications obligations that may arise given the limited nature of the obligations. However, in the event that the Sponsor has liability to the Company under these indemnifications arrangements, the Company cannot assure that it will have the assets necessary to satisfy those obligations.

The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, any interest earned on the Trust Account may be released to the Company to fund working capital and to pay the Company's tax obligations, if any.

The Company, after signing a definite agreement for the acquisition of a target business, is required to submit such transaction for shareholders approval, even if the business combination would not ordinarily require shareholders approval under applicable law. In connection with the shareholders vote required to approve any Business Combination, the Sponsor has agreed to vote the Sponsor's ordinary shares (as defined in Note 4) in accordance with the majority of the ordinary shares voted by the public shareholders. "Public Shareholders" are defined as the holders of ordinary shares sold as part of the units in the Offering or in the aftermarket. The Company will proceed with a Business Combination only if (i) the Business Combination is approved by a majority of votes cast by the Company's Public Shareholders present in person or by proxy at a duly held shareholders meeting, and (ii) Public Shareholders owning less than 49.9% of the Company's ordinary shares sold in the Offering both vote against the Business Combination and exercise their shareholder redemption rights.

In the event that shareholders owning 49.9% or more of the ordinary shares sold in the Offering both vote against the Business Combination and exercise their redemption rights described below, the Business Combination will not be consummated. After consummation of a Business Combination, these voting safeguards will no longer be applicable.

If the Business Combination is approved and completed, each Public Shareholder voting against such Business Combination that has duly exercised the shareholder redemption rights will be entitled to redeem its ordinary shares for a pro rata share of the aggregate amount then on deposit in the Trust Account subject to the restriction on a Public Shareholder together with any affiliate of his or any other person with whom he is acting in concert or as a partnership, syndicate or other group for the purpose of acquiring, holding, or disposing of the securities, seeking to exercise shareholder redemption rights with respect to more than 10% of the ordinary shares sold in the Offering on a cumulative basis. Public Shareholders who redeem their ordinary shares into their pro rata share of the Trust Account will continue to have the right to exercise any warrants they may hold.

Pursuant to the Company's Second Amended and Restated Memorandum and Articles of Association, the Company has 24 months from the completion of the Offering to consummate the initial Business Combination, since the period to complete the Business Combination has been extended because the Company entered into a non-binding letter of intent with respect to an initial Business Combination prior to April 14, 2012.

In the event that the Company fails to consummate a business combination within 24 months of the date of the Offering, since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012, the Company will compulsorily repurchase within five business days all of the shares held by the Public Shareholders pursuant to the procedures in the Company's Second Amended and Restated Memorandum and Articles of Association.

Following completion of the repurchase shares held by the public shareholders, the Company will continue in existence. In the event of the Company's liquidation, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per share in the Offering (assuming no value is attributed to the warrants contained in the units offered).

On June 12, 2012, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Net Element, Inc., a Delaware corporation ("Net Element"). Subject to the terms and conditions of the Merger Agreement, Net Element will merge (the "Merger") with and into the Company, resulting in Net Element's ceasing to exist and the Company continuing as the surviving company in the Merger. The consummation of the Merger is subject to a number of conditions, including, among others, approval of the Merger by the respective shareholders of the Company and Net Element. The Company has filed with the Securities and Exchange Commission a Form S-4 (Registration No. 333-182076) which included a joint proxy statement/prospectus, in connection with the Merger.

1. Organization and plan of business operations

Cazador Acquisition Corporation Ltd. (the "Company") is a recently organized blank check company incorporated as a Cayman Islands exempted company for the purpose of effecting a merger, share capital exchange, asset acquisition, share purchase, reorganization or similar business combination (the "Business Combination"). The Company is partially owned by Cazador Sub Holdings Ltd. (the "Sponsor"), a company incorporated as a Cayman Islands exempted company, whose ultimate owner is Arco International Group LLC, a Puerto Rico limited liability company.

The Company is considered to be in the development stage and is subject to the risks associated with activities of development stage companies.

At December 31, 2011, the Company had not commenced any operations. All activity from April 20, 2010 (inception) through December 31, 2011 relates to the Company's formation, the initial public offering ("Offering") described below and the active solicitation, investigation and analysis of an acquisition target for an initial business combination.

The registration statement for the initial public offering was declared effective October 7, 2010. The Company consummated the Offering on October 14, 2010 and received net proceeds of $40.0 million, before deducting underwriting compensation of $900,000 and $100 for the purchase of 200,000 warrants by the underwriter.

On the same date, the Company consummated the closing of an additional 600,000 units pursuant to the exercise of the underwriters' over-allotment option as part of the Offering and received net proceeds of $6.0 million before deducting underwriting compensation of $135,000.

Total gross proceeds to the Company from the 4,600,000 units sold in the Offering (including the 600,000 units sold pursuant to the over-allotment option) were $46.0 million and approximately $2.2 million from the private placement sale of sponsor warrants described below.

The Sponsor purchased 4,340,000 warrants at a price of $0.50 per warrant (approximately $2.2 million in the aggregate) (the "Sponsor Warrants") immediately prior to the consummation of the Offering. The Sponsor's Warrants were purchased separately and not in combination with ordinary shares or in the form of units.

The Sponsor's Warrants are identical to the warrants included in the units sold in the Offering, except that the Sponsor's Warrants (i) are non-redeemable, so long as they are held by any of the Sponsor or its permitted transferees, (ii) are exercisable on a cashless basis at the election of the holder, so long as they are held by the Sponsor or its permitted transferees, and (iii) are not transferable or saleable by the Sponsor or any of the Sponsor's beneficial owners, (except to permitted transferees) until six months after the consummation of the Business Combination. In addition, each of the shareholders of the Sponsor will agree not to transfer their respective ownership interests or take any steps to cause the Sponsor to issue new ownership interests in such entities to anyone other than a permitted transferee. The Sponsor's Warrants are not exercisable and will be held in the escrow account while they are subject to such transfer restrictions.

In addition, commencing after the consummation of the Company's Business Combination, the holders of the Sponsor's Warrants and the underlying ordinary shares and their permitted transferees are entitled to registration rights under an agreement signed on the date of the prospectus.

The Company's management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward the consummation of the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination. The Company's management has complete discretion in identifying and electing the target business. The Company anticipates that the initial business combination must occur with one or more target businesses that collectively have a fair market value of at least 80% of the initial amount held in the trust account plus any amounts previously distributed to shareholders who have exercised their shareholder redemption rights. If the Company acquires less than 100% of one or more target businesses, the aggregate fair market value of the portion or portions the Company acquires must equal at least 80% of the amount held in the trust account. In no event, however, will the Company acquire less than a controlling interest of a target business (that is, more than 50% of the voting equity interests of the target business), although after the consummation of the Business Combination public shareholders may own less than a majority of the voting securities of the combined businesses.

The Company's efforts in identifying prospective target businesses are not limited to a particular industry. Instead, the Company focuses on various industries and target businesses in emerging markets in Central and Eastern Europe, Latin America and Asia that provide numerous opportunities for growth. However, the Company may pursue opportunities in other geographical areas.

The purchase price of the Sponsor's Warrants was added to the proceeds from the initial Offering that are held in a trust account ("Trust Account") pending the completion of the Business Combination. If the Company does not complete a Business Combination that meets the criteria described before and is forced to liquidate, then the approximately $2.2 million purchase price of the Sponsor's Warrants will become part of the distribution to the public shareholders and the Sponsor's Warrants will expire worthless. Management agreed that at least $10.00 per unit sold in the initial public offering (or $46.0 million) would be held in the Trust Account and invested in United States "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 having a maturity of 180 days or less or in a money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940 until the earlier of (i) the consummation of its first Business Combination or (ii) liquidation of the Company. The placing of funds in the Trust Account may not protect those funds from third party claims against the Company.

The Company seeks to have all third parties (other than the Company's independent accountants, but including vendors, which means entities that provide goods and services to the Company) or other entities the Company engages after the Offering, prospective target businesses and providers of financing, if any, enter into agreements with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account. There is no guarantee that vendors, prospective target businesses or other entities will execute such waivers or, even if they execute such waivers, that they would be prevented from bringing claims against the Trust Account, including but not limited to fraudulent inducement, breach of fiduciary responsibility and other similar claims, as well as claims challenging the enforceability of the waiver. Further, the Company could be subject to claims from parties not in contract with it who have not executed a waiver, such as a third party claiming tortuous interference as a result of the Company's efforts to consummate the Business Combination.

The Sponsor and Arco Capital Management LLC ("ACM"), an affiliated company, have agreed that they will be liable jointly and severally, by means of direct payment to the Trust Account, to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company whom have not executed the waiver. However, the agreement entered into by the Sponsor specifically provides for two exceptions to this indemnity: there will be no liability (1) as to any claimed amounts owed to a third party who executed a legally enforceable waiver or (2) as to any claims under the indemnity of the underwriters of the Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or the Securities Act. Based upon representations from the Company's Sponsor that it has sufficient funds available to satisfy this indemnification obligation to the Company, management believes that the Sponsor will be able to satisfy any indemnifications obligations that may arise given the limited nature of the obligations. However, in the event that the Sponsor has liability to the Company under these indemnifications arrangements, the Company cannot assure that it will have the assets necessary to satisfy those obligations.

The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, any interest earned on the Trust Account may be released to the Company to fund working capital and to pay the Company's tax obligations, if any.

The Company, after signing a definite agreement for the acquisition of a target business, is required to submit such transaction for shareholders approval, even if the business combination would not ordinarily require shareholders approval under applicable law. In connection with the shareholders vote required to approve any Business Combination, the Sponsor has agreed to vote the Sponsor's ordinary shares (as defined in Note 4) in accordance with the majority of the ordinary shares voted by the public shareholders. "Public Shareholders" are defined as the holders of ordinary shares sold as part of the units, as defined, in the proposed offering or in the aftermarket. The Company will proceed with a Business Combination only if (i) the Business Combination is approved by a majority of votes cast by the Company's Public Shareholders present in person or by proxy at a duly held shareholders meeting, and (ii) Public Shareholders owning less than 49.9% of the Company's ordinary shares sold in the Offering both vote against the Business Combination and exercise their shareholder redemption rights.

In the event that shareholders owning 49.9% or more of the ordinary shares sold in the Offering both vote against the Business Combination and exercise their redemption rights described below, the Business Combination will not be consummated. After consummation of a Business Combination, these voting safeguards will no longer be applicable.

If the Business Combination is approved and completed, each Public Shareholder voting against such Business Combination that has duly exercised the shareholder redemption rights will be entitled to redeem its ordinary shares for a pro rata share of the aggregate amount then on deposit in the Trust Account subject to the restriction on a Public Shareholder together with any affiliate of his or any other person with whom he is acting in concert or as a partnership, syndicate or other group for the purpose of acquiring, holding, or disposing of the securities, seeking to exercise shareholder redemption rights with respect to more than 10% of the ordinary shares sold in the Offering on a cumulative basis. Public Shareholders who redeem their ordinary shares into their pro rata share of the Trust Account will continue to have the right to exercise any warrants they may hold.

Pursuant to the amended and restated memorandum and articles of association, the Company has 24 months from the completion of the Offering to consummate the initial business combination, since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012.

In the event that the Company fails to consummate a business combination within 24 months of the date of the Offering, since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012, the Company will compulsorily repurchase within five business days all of the shares held by the Public Shareholders pursuant to the procedures in the Company's Second Amended and Restated Memorandum and Articles of Association.

Following completion of the repurchase of the public shares, the Company will continue in existence. In the event of liquidation, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per share in the Offering (assuming no value is attributed to the warrants contained in the units offered).